NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Notes To Consolidated Statement Of Cash Flows [Abstract]
Summary of Changes in Liabilities Arising from Financing Activities	Changes in liabilities arising from financing activities

Lease liabilities
US$’000
At January 1, 2023	23,602
Additions of lease liabilities	26,692
Changes from financing cash flows	(3,755)
Disposal	—
Interest expense	1,394
Interest paid classified as operating cash flows	(1,394)
Foreign exchange movement	805
At December 31, 2023	47,344
At January 1, 2022	2,504
Additions of lease liabilities	23,703
Changes from financing cash flows	(2,596)
Disposal	—
Interest expense	527
Interest paid classified as operating cash flows	(527)
Foreign exchange movement	(9)
At December 31, 2022	23,602
At January 1, 2021	3,373
Additions of lease liabilities	678
Changes from financing cash flows	(1,419)
Disposal	(68)
Interest expense	142
Interest paid classified as operating cash flows	(142)
Foreign exchange movement	(60)
At December 31, 2021	2,504

Summary of Total Cash Outflow for Leases Included in Statement of Cash Flows
The total cash outflow for leases included in the statement of cash flows is as follows:

	2023	2022	2021
	US$’000	US$’000	US$’000
Within operating activities	1,394	527	142
Within financing activities	3,755	2,596	1,419
Short-term leases	2,338	1,132	182
Total	7,487	4,255	1,743